Restatement of Previously Issued Consolidated Financial Statements (Details) - Schedule of financial statement - Stable Road Acquisition Corp [Member] - USD ($)	3 Months Ended			6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020	Nov. 13, 2019
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant Liabilities
Total Liabilities	6,989,141	7,038,476	7,240,139	7,038,476	7,095,309	6,989,141	9,385,896	6,902,150
Class A Common Stock Subject to Possible Redemption	162,243,730	162,408,340	162,371,970	162,408,340	162,112,500	162,243,730	159,347,050	162,038,390
Class A Common Stock	157	155	156	155	158	157	186	159
Additional Paid-in Capital	4,805,825	4,641,217	4,677,586	4,641,217	4,937,054	4,805,825	7,702,476	5,011,163
(Accumulated Deficit) Retained Earnings	193,592	358,202	321,830	358,202	62,359	193,592	(2,703,091)	(11,750)
Total Stockholders’ Equity	5,000,005	5,000,005	5,000,003	5,000,005	5,000,002	5,000,005	5,000,002	5,000,003
Statement of operations for period from May 28, 2019 (inception) through December 31, 2019 (audited)
Net income (loss)	(164,610)	36,372	259,471	295,843	62,359	131,233	(2,765,450)
Transaction costs allocable to warrant liabilities
Change in fair value of warrant liabilities
Transaction Costs
Change in fair value of warrant liabilities
Basic and diluted net income (loss) per share, Class A and Class B non-redeemable common stock (in Dollars per share)	$ (0.04)	$ (0.05)	$ (0.04)	$ (0.09)		$ (0.13)	$ (0.72)
Basic net loss per share, Class A and Class B non-redeemable common stock (in Dollars per share)					$ (0.03)
Diluted net loss per share, Class A and Class B non-redeemable common stock (in Dollars per share)
Number of Class A common stock subject to redemption								16,203,839
Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant Liabilities	$ 10,424,088	$ 5,721,775	$ 6,907,475	$ 5,721,775	$ 7,857,175	$ 10,424,088	$ 48,077,888	13,996,325
Total Liabilities	10,424,088	5,721,775	6,907,475	5,721,775	7,857,175	10,424,088	48,077,888	13,996,325
Class A Common Stock Subject to Possible Redemption	(10,424,090)	(5,721,780)	(6,907,480)	(5,721,780)	(7,857,180)	(10,424,090)	(48,077,890)	(13,996,330)
Class A Common Stock	104	57	69	57	78	104	480	140
Additional Paid-in Capital	61,046	(4,641,217)	(4,677,586)	(4,641,217)	(4,937,054)	61,046	37,714,470	857,554
(Accumulated Deficit) Retained Earnings	(61,148)	4,641,165	4,677,522	4,641,165	4,936,981	(61,148)	(37,714,948)	(857,689)
Total Stockholders’ Equity	2	5	5	5	5	2	2	5
Statement of operations for period from May 28, 2019 (inception) through December 31, 2019 (audited)
Net income (loss)	(4,702,313)	1,185,700	949,700	2,135,400	5,281,461	(2,566,913)	(40,220,713)
Transaction costs allocable to warrant liabilities					857,689
Change in fair value of warrant liabilities			(949,700)	(2,135,400)	(6,139,150)	$ 2,566,913	$ 40,220,713
Transaction Costs					(857,689)
Change in fair value of warrant liabilities	$ (4,702,313)	$ 1,185,700	$ 949,700	$ 2,135,400	$ 6,139,150
Basic and diluted net income (loss) per share, Class A and Class B non-redeemable common stock (in Dollars per share)	$ (0.96)	$ 0.24	$ 0.20	$ 0.44		$ (0.53)	$ (8.28)
Basic net loss per share, Class A and Class B non-redeemable common stock (in Dollars per share)					$ 1.31
Diluted net loss per share, Class A and Class B non-redeemable common stock (in Dollars per share)					$ 1.24
Number of Class A common stock subject to redemption								(1,399,633)
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant Liabilities	$ 10,424,088	$ 5,721,775	$ 6,907,475	$ 5,721,775	$ 7,857,175	$ 10,424,088	$ 48,077,888	13,996,325
Total Liabilities	17,413,229	12,760,251	14,147,614	12,760,251	14,952,484	17,413,229	57,463,784	20,898,475
Class A Common Stock Subject to Possible Redemption	151,819,640	156,686,560	155,464,490	156,686,560	154,255,320	151,819,640	111,269,160	148,042,060
Class A Common Stock	261	212	225	212	236	261	666	299
Additional Paid-in Capital	4,866,871	0	0	0	0	4,866,871	45,416,946	5,868,717
(Accumulated Deficit) Retained Earnings	132,444	4,999,367	4,999,352	4,999,367	4,999,340	132,444	(40,418,039)	(869,439)
Total Stockholders’ Equity	5,000,007	5,000,010	5,000,008	5,000,010	5,000,004	5,000,007	5,000,004	5,000,008
Statement of operations for period from May 28, 2019 (inception) through December 31, 2019 (audited)
Net income (loss)	(4,866,923)	1,222,072	1,209,171	2,431,243	5,343,820	(2,435,680)	(42,986,163)
Transaction costs allocable to warrant liabilities					857,689
Change in fair value of warrant liabilities			(949,700)	(2,135,400)	(6,139,150)	$ 2,566,913	$ 40,220,713
Transaction Costs					(857,689)
Change in fair value of warrant liabilities	$ (4,702,313)	$ 1,185,700	$ 949,700	$ 2,135,400	$ 6,139,150
Basic and diluted net income (loss) per share, Class A and Class B non-redeemable common stock (in Dollars per share)	$ (1.00)	$ 0.19	$ 0.16	$ 0.35		$ (0.66)	$ (9.00)
Basic net loss per share, Class A and Class B non-redeemable common stock (in Dollars per share)					$ 1.28
Diluted net loss per share, Class A and Class B non-redeemable common stock (in Dollars per share)					$ 1.24
Number of Class A common stock subject to redemption								$ 14,804,206